Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share data):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Numerator:
Net loss	$(35,293)	$(20,663)	$(73,708)	$(56,322)
Cumulative dividends on redeemable convertible preferred stock	(3,457)	(3,454)	(10,296)	(10,247)

Net loss attributable to common stockholders	$(38,750)	$(24,117)	$(84,004)	$(66,569)

Denominator:
Weighted average common shares outstanding, basic and diluted	3,020,055	2,995,917	3,008,576	2,986,889

Net loss per share attributable to common stockholders, basic and diluted	$(12.83)	$(8.05)	$(27.92)	$(22.29)

Basic and diluted net loss per share attributable to common stockholders was calculated as follows (in thousands, except share and per share data):

	YEAR ENDED DECEMBER 31,
	2018	2019
Numerator:
Net loss	$(44,542)	$(77,960)
Cumulative dividends on redeemable convertible preferred stock	(13,681)	(13,701)

Net loss attributable to common stockholders	$(58,223)	$(91,661)

Denominator:
Weighted average common shares outstanding, basic and diluted	2,523,799	2,989,423

Net loss per share attributable to common stockholders, basic and diluted	$(23.07)	$(30.66)

Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share Attributable to Common Stockholders

The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have been anti-dilutive:

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Series A redeemable convertible preferred stock	4,247,153	4,247,153	4,247,153	4,247,153
Series B redeemable convertible preferred stock	2,633,138	2,625,142	2,633,138	2,625,142
Series C redeemable convertible preferred stock	2,584,633	2,584,633	2,584,633	2,584,633
Outstanding stock options	4,541,345	4,218,780	4,541,345	4,218,780

	14,006,269	13,675,708	14,006,269	13,675,708

The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have been anti-dilutive:

	YEAR ENDED DECEMBER 31,
	2018	2019
Series A redeemable convertible preferred stock	4,247,153	4,247,153
Series B redeemable convertible preferred stock	2,619,812	2,625,142
Series C redeemable convertible preferred stock	2,584,633	2,584,633
Outstanding stock options	2,883,918	4,251,914

	12,335,516	13,708,842